Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Intangible Assets [Abstract]
Schedule of Breakdown of Intangible Assets	The following provides a breakdown of intangible assets as of:
	September 28, 2024
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(5,359)	(2,215)	(11,926)	(19,500)
Intangible assets, net	$2,923	$—	$7,027	$9,950
	December 30, 2023
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(4,928)	(2,215)	(11,114)	(18,257)
Intangible assets, net	$3,354	$—	$7,839	$11,193
The following provides a breakdown of intangible assets as of:
	December 30, 2023
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,282	$2,215	$18,953	$29,450
Accumulated amortization	(4,928)	(2,215)	(11,114)	(18,257)
Intangible assets, net	$3,354	—	$7,839	$11,193
	December 31, 2022
	Tradenames	Non-Compete	Customer Relationship	Total
Intangible assets, gross	$8,217	$2,134	$18,826	$29,177
Accumulated amortization	(4,315)	(2,134)	(9,889)	(16,338)
Intangible assets, net	$3,902	$—	$8,937	$12,839

Schedule of Estimated Annual Amortization Expense for each of the Next Five Fiscal Years	As of September 28, 2024, estimated annual amortization expense for each of the next five fiscal years is as follows:
Fiscal quarter ended September	Amount
2024	$416
2025	1,617
2026	1,567
2027	1,567
2028	1,321
Thereafter	3,462
Total	$9,950
As of December 30, 2023, estimated annual amortization expense for each of the next five fiscal years is as follows:
Fiscal year ended December	Amount
2024	$1,797
2025	1,728
2026	1,580
2027	1,580
2028	1,333
Thereafter	3,175
Total	$11,193